Intangible Asset (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Less-Accumulated Amortization	$ (1,693)	$ (1,378)
Total, net	490	927
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, gross	$ 2,183	$ 2,305